CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Research and Development Expense [Member]
Non-cash Stock Option Compensation Expenses	$ 259,930	$ 306,584
Selling and Marketing Expense [Member]
Non-cash Stock Option Compensation Expenses	$ 613,631	$ 2,369,806